Equity (Changes in Noncontrolling Interests) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Increase in common stock for sale of subsidiary shares	$ 12
Decrease in common stock for purchase of subsidiary shares		$ 71	$ 49